Debt and Short-Term Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes due on October 1, 2018, paying interest semi-annually at a rate of 11% per annum			$ 252,347		$ 210,500
Other short-term borrowing	6,132		12,995
Total debt	695,341		763,756		523,833
Senior Secured Credit Facility due on September 30, 2016 paying interest at a variable interest rate (LIBOR plus margin)
Debt Instrument [Line Items]
Credit facility			484,414	[1],[2]	313,333	[1]
Senior Secured Revolving Credit Facility paying interest at a variable interest rate
Debt Instrument [Line Items]
Credit facility			14,000
Term A due on April 17, 2018 | Senior Secured Credit Facility
Debt Instrument [Line Items]
Credit facility	295,881	[3]
Term B due on April 17, 2020 | Senior Secured Credit Facility
Debt Instrument [Line Items]
Credit facility	$ 393,328	[4]

[1]	Subject to a minimum rate ("LIBOR floor") of 1.50% at December 31, 2012 and 2011.
[2]	Subject to a minimum rate ("LIBOR floor") of 1.50% plus applicable margin of 4.00% at December 31, 2012.
[3]	Applicable margin of 2.50% at September 30, 2013.
[4]	Subject to a minimum rate ("LIBOR floor") of 0.75% plus applicable margin of 2.75% at September 30, 2013.